REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 75,322
Net Income	5,876
Change in terms of redeemable non controling interests	9,059
Balance as of the end of the year	$ 90,257